STOCKHOLDERS' EQUITY (Detail Textuals 1)	Jan. 04, 2019 USD ($) $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total value of underwriter warrants | $	$ 190,384
Price per warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input | $ / shares	1.51
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	4.35
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	35